Convertible Notes (Details 1)	12 Months Ended
Mar. 31, 2020 USD ($)
Debt Disclosure [Abstract]
Amount allocated to conversion option	$ 956,875
Issuance cost	(272,773)
Equity component, net	$ 684,102